Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-based Compensation
Schedule of unvested RSUs

Number of RSUs
Balance, January 1, 2024	1,363,660
Exercised (1)	(1,207,808)
Forfeited (2)	(207,000)
Granted (3)	435,000
Balance, December 31, 2024	383,852
Exercised (4)	(135,700)
Granted (5)	34,000
Forfeited (6)	(315,834)
Other (7)/ (8)	1,021,667
Balance, December 31, 2025	987,985

Schedule of fair value of the stock options assumptions

4/22/2024
Risk-free rate	3.82%
Expected equity volatility	66.34%
Average share price	27.27
Expected dividend rate	—

Schedule of stock options expired

Previous Exercise Expiry date	Weighted average remaining exercisable life (years)	Number of options	Grant date (exercisable) fair value
April 25, 2025	N/A – stock options expired	100,000	$17.47

Schedule of statements of share capital

	12/31/2025	12/31/2024
Stock-based compensation expense	1,840	8,102
Cost of goods sold	174	—
Property, plant and equipment	(74)	—
Deferred exploration and evaluation expenditure	530	1,267
Others	—	245
	2,470	9,614